Institutional Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (23.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	27,409,933	2,002,296

International Stock Fund (15.3%)
Vanguard Total International Stock Index Fund Investor Shares	79,079,174	1,338,810

U.S. Bond Funds (47.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	272,097,517	2,963,142
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	46,384,587	1,146,627
		4,109,769
International Bond Fund (14.5%)
Vanguard Total International Bond Index Fund Admiral Shares	55,472,991	1,269,222

Total Investment Companies (Cost $7,797,544)		8,720,097
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $317)	3,169	317
Total Investments (99.9%) (Cost $7,797,861)		8,720,414
Other Assets and Liabilities-Net (0.1%)		4,982
Net Assets (100%)		8,725,396

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Institutional Target Retirement 2015 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,881	NA1	NA1	—	—	44	—	317
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	1,003,272	192,579	70,801	—	21,577	11,162	—	1,146,627
Vanguard Total Bond
Market II Index Fund	2,730,546	484,348	402,081	(2,898)	153,227	60,922	—	2,963,142
Vanguard Total
International Bond
Index Fund	1,166,774	83,156	42,221	(646)	62,159	31,655	—	1,269,222
Vanguard Total
International Stock
Index Fund	1,345,446	124,716	105,167	(2,757)	(23,428)	31,741	—	1,338,810
Vanguard Total Stock
Market Index Fund	1,994,751	313,724	330,155	18,126	5,850	28,379	—	2,002,296
Total	8,242,670	1,198,523	950,425	11,825	219,385	163,903	—	8,720,414

1	Not applicable—purchases and sales are for temporary cash investment purposes.